Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS

Related parties

The following is a list of related parties which the Group has transactions with during the period:

No.	Name of Related Parties	Relationship
1	Shanghai Shenghan	An entity which the Group holds 16.56% equity interests

2	Shanghai Aoshu Enterprise Management Partnership (Limited Partnership) (“Shanghai Aoshu”)	An entity which is the Group’s employee stock ownership platform, and has a common director of the Board of Directors with the Group

3	Hui Yuan	Chairman of the board, one of the major shareholders holding 8.11% (excluded the preferred shares) equity interests of the Company

4	Zhizhen Guorui	An entity which the Group holds 26% equity interests

Amounts due from related parties

Amounts due from related parties consisted of the following for the periods indicated:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Due from related parties, current
Other receivables
Zhizhen Guorui (a)	$13,587,536	$13,823,051
Shanghai Aoshu (b)	19,255	19,619
Allowance for credit losses	(19,255)	(19,619)
Total	$13,587,536	$13,823,051

(a).	The balance consisted of:

(i)	On March 31, 2023, the Group entered into agreement to provide a loan to Zhizhen Guorui, an equity investment of the Group, with a maximum amount of $14,084,705 (RMB100.0 million) and interest-free. As of December 31, 2024 and June 30, 2025, the actual loan provided by the Group to Zhizhen Guorui amounted to $13,587,536 (RMB98.4 million) and $13,736,110 (RMB98.4 million). The amount due from Zhizhen Guorui is repayable on demand. The Group does not anticipate any issues with recoverability of this amount.

(ii)	The prepayment of $86,941 to Zhizhen Guorui for the purchase of technology development service.

(b).	Other receivable from Shanghai Aoshu was the payment to an employee on behalf of Shanghai Aoshu. As of December 31, 2024 and June 30, 2025, the Group made full provision of receivables from Shanghai Aoshu based on the management’s estimation of the collectability of the receivable from Shanghai Aoshu;

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Due to related parties, current
Accounts payable
Shanghai Shenghan	$67,068	$68,338

Interest-free loans
Hui Yuan (c)	150,000	-
Subtotal-due to related parties, current	217,068	68,338

Due to a related party, non-current
Hui Yuan (d)	7,336,833	7,600,601
Subtotal-due to a related party, -non-current	7,336,833	7,600,601
Total	$7,553,901	$7,668,939

(c)	In December 2024, the Group received a loan of $150,000 from Hui Yuan as advance funds for daily operational purposes. The advance was interest-free, unsecured and repayable on demand. During the six months ended June 30, 2025, the Group fully repaid the above amount.

(d)	Hui Yuan provided several interest-free loans to the Group for its daily operation needs before 2022. In 2023, the Group entered into agreement with Hui Yuan to establish an annual interest rate for the outstanding loans. The interest shall be calculated at an annual rate of 6.8% based on the actual number of days used from January 1, 2023. The maturity of the loans from Hui Yuan will be extended based on mutual consent. As of December 31, 2024 and June 30, 2025, the corresponding balance due to Hui Yuan was $7,336,833 and $7,600,601, respectively.

Significant transactions with related parties

	For the six months ended June 30,
Nature	2024	2025
	(Unaudited)
Technology service provided by related parties
Zhizhen Guorui	$288,037	$79,596
Shanghai Shenghan	-	3,378

Repayment of loans from a related party
Hui Yuan	$782,536	$94,261

Repayment of interest-free loans from a related party
Hui Yuan	-	150,000